FINANCE COSTS AND INTEREST INCOME	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
FINANCE COSTS AND INTEREST INCOME
FINANCE COSTS AND INTEREST INCOME
The components of finance costs were as follows:

(US $ millions)	Note	2019	2018
Interest on long-term debt(1)		$35	$33
Interest on other long-term debt	3	2	—
Amortization of debt issue costs	8	2	2
Revolving bank lines fees and other		4	1
		43	36
Net interest expense on net pension obligations	11	1	1
Interest expense on lease obligations	10	1	—
Total finance costs		$45	$37

(1)	Net of capitalized interest of $2 million for 2019 (2018 – $nil) (note 5).
Interest income consists of income earned on cash and cash equivalents.